Investment Strategy - Defiance Daily Target 2X Long HYPE ETF	Oct. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

Cayman Subsidiary

The Fund intends to gain 2X daily exposure to the performance of the Underlying Security either through direct investments or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in the types of investments (such as commodity-linked swaps seeking 2X daily exposure to BHYP) that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund, will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter-end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Collateral

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements to help it meet its daily investment objective of seeking, before fees and expenses, twice (2X) the daily performance of the Underlying Security. Entry into such agreements allows the Fund to maintain the desired level of leveraged exposure to the Underlying Security and also maintain its tax status as a RIC on days in and around quarter-end. Reverse repurchase agreements are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

The Fund intends to qualify for treatment as a RIC under the Code. As a result, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it will use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test.

Fund Attributes

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate. Due to the Fund’s investment strategy, the Fund will have economic exposure that is concentrated (i.e., more than 25% of its total assets) to approximately the same extent that its Underlying Security concentrates in a particular industry or group of related industries. As of the date of this Prospectus, the Fund’s Underlying Security is assigned to the cryptocurrency industry category due to its economic exposure to the digital asset Hyperliquid (“HYPE”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

The Bitwise Hyperliquid ETF (“BHYP”)

BHYP is an exchange traded product (“ETP”), organized as a Delaware statutory trust, offering direct investment exposure to the price of the digital asset Hyperliquid (“HYPE”). BHYP’s primary investment objective is to reflect the performance of the price of HYPE, the native token of the Hyperliquid Network, and its secondary investment objective is to derive additional HYPE through staking. BHYP is a passive investment vehicle that does not seek to pursue any investment strategy beyond reflecting the performance of the price of HYPE and deriving additional HYPE through staking. BHYP is not registered as an investment company under the 1940 Act and is not a commodity pool for purposes of the Commodity Exchange Act of 1936, as amended (“CEA”), and its sponsor is not subject to regulation by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator or commodity trading adviser.

BHYP’s registration statement for its initial public offering was filed with the U.S. Securities and Exchange Commission on Form S-1 under Registration No. 333-290519 and became effective as of May 14, 2026. BHYP is subject to the reporting requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), filing reports with the SEC under Commission File No. 001-43287. Information provided to or filed with the SEC by BHYP pursuant to the Exchange Act can be located by reference to the foregoing number through the SEC’s website at www.sec.gov. In addition, information regarding BHYP may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The information in this prospectus regarding BHYP comes from its filings with the SEC. You are urged to refer to the SEC filings made by BHYP and to other publicly available information to obtain an understanding of BHYP’s business and financial prospects. The description of BHYP’s principal investment strategies contained herein was taken directly from BHYP’s prospectus, dated May 14, 2026, as supplemented. BHYP is listed on NYSE Arca under the ticker symbol BHYP.

This document relates only to the securities offered hereby and does not relate to the shares of BHYP or other securities of BHYP. The Fund has derived all disclosures contained in this document regarding BHYP from the publicly available documents. None of the Fund, Tidal Trust V (the “Trust”), the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to BHYP. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BHYP are accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BHYP (and therefore the share price of BHYP at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BHYP could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of BHYP.

NONE OF THE FUND, TIDAL TRUST V, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH BHYP OR ITS SPONSOR, BITWISE INVESTMENT ADVISERS, LLC (“BITWISE”). THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, BHYP OR BITWISE.

Moreover, Bitwise has not participated in the development of the Fund’s investment strategy. Bitwise does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Bitwise does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Bitwise or BHYP.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by Bitwise or BHYP, or their affiliates. All rights in the trademarks are reserved by their respective owners.

The Fund does not invest directly in HYPE or any other digital asset but instead seeks indirect leveraged exposure to the returns of HYPE through investments in swaps and options as described above. Investors seeking direct exposure to the price of HYPE or any other digital asset should consider an investment other than the Fund.

Hyperliquid

HYPE is the native digital asset of the Hyperliquid Network, a decentralized proof-of-stake blockchain that can be used as a platform for running applications. The blockchain is maintained by a distributed network of computers and is designed to be permissionless, performant, and secure. The Hyperliquid token can be used to pay for processing transactions and storing data on the Hyperliquid Protocol, to run a validating node as part of the network, to participate in staking, and to participate in governance processes that set the future technical direction of the blockchain and determine where network resources are allocated. The Hyperliquid token has a maximum supply of 1 billion tokens. New tokens are issued as a reward to the stakers and validators securing the network. The rate at which new tokens are issued is dynamic, and determined by how much HYPE is staked to validators. The rate is inversely proportional to the square root of total HYPE staked. The Hyperliquid Network is comprised of HyperCore and HyperEVM. HyperCore hosts key trading infrastructure including an on-chain order book. HyperEVM is a general-purpose smart contract platform for hosting decentralized applications. Both components are supported by the same consensus mechanism, HyperBFT. Applications built on HyperEVM can access the liquidity and trading infrastructure of HyperCore. The Hyperliquid Network allows people to exchange tokens of value, HYPE, which are recorded on the Hyperliquid Blockchain. HYPE can be used to pay for goods and services, including to send a transaction on the Hyperliquid Network, or it can be converted to fiat currencies, such as the U.S. dollar. For more information about the Hyperliquid Network and HYPE, see the section in the Fund’s Prospectus titled “Additional Information About the Fund – The Hyperliquid Network and HYPE.”

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.